Significant Accounting Policies (Schedule Of Changes In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies[Abstract]
Asset retirement obligations, beginning	$ 1,114	$ 1,070
Additional asset retirement obligations recorded, net of adjustments in estimates	(2)	(72)
Accretion of asset retirement obligations	124	116	11
Asset retirement obligations, ending	$ 1,236	$ 1,114	$ 1,070